Expense Example {- Fidelity SAI Emerging Markets Low Volatility Index Fund} - 10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-10 - Fidelity SAI Emerging Markets Low Volatility Index Fund - Fidelity SAI Emerging Markets Low Volatility Index Fund
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 25
3 years	77
5 years	135
10 years	$ 306